Average Annual Total Returns - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Mid-Cap Stock Fund
Jun. 29, 2024
Fidelity Mid-Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.04%
Past 5 years	13.33%
Past 10 years	9.49%
Fidelity Mid-Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.36%
Past 5 years	11.53%
Past 10 years	7.24%
Fidelity Mid-Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.01%
Past 5 years	10.43%
Past 10 years	7.09%
SP004
Average Annual Return:
Past 1 year	16.44%
Past 5 years	12.62%
Past 10 years	9.27%